Supplementary Cash Flow Information - Schedule of Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Supplementary Cash Flow Information Abstract
Trade and other receivables	$ (4,530)	$ 1,749
Inventories	(825)	(661)
Prepaids and deposits	(2,702)	686
Accounts payable and accrued liabilities	17,015	2,898
Deposits received	12,862	2,974
Due from a related party	396	58
Changes in non-cash operating working capital:	(21,424)	(7,588)
Environmental rehabilitation expenditure paid from reclamation deposit	(1,131)
Acquisition of Adventus paid by equity securities		176,265
Additions of plant and equipment included in accounts payable and accrued liabilities	(3,103)	3,254
Capital expenditures of mineral rights and properties included in accounts payable and accrued liabilities	941	(3,499)
Cash on hand and at bank	132,731	236,457
Bank term deposits and short-term money market investments	289,258	127,521
Total cash and cash equivalents	$ 421,989	$ 363,978	$ 152,942